Intangible assets - pre-publication	12 Months Ended
Dec. 31, 2018
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Intangible assets - pre-publication

20. Intangible assets – pre-publication

All figures in £ millions	2018	2017
Cost
At beginning of year	1,854	2,417
Exchange differences	70	(168)
Additions	328	362
Disposal through business disposal	—	(1)
Disposals	(158)	(248)
Transfer from property, plant and equipment	2	—
Transfer to assets classified as held for sale	—	(508)

At end of year	2,096	1,854

Amortisation
At beginning of year	(1,113)	(1,393)
Exchange differences	(53)	109
Charge for the year	(271)	(338)
Disposals	158	248
Transfer to assets classified as held for sale	—	261

At end of year	(1,279)	(1,113)

Carrying amounts
At end of year	817	741

Included in the above are pre-publication assets amounting to £577m (2017: £504m) which will be realised in more than one year.

Amortisation is included in the income statement in cost of goods sold.

In addition to the above £242m (2017: £247m) of pre-publication assets are included in assets classified as held for sale (see note 32) with a charge of £67m and additions of £60m in 2018 relating to assets and liabilities held for sale.